Finance Income and Finance Costs - Summary of Details of Finance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of finance income and finance costs [abstract]
Interest expense	$ 2,466,238	$ 919,446	$ 1,876,001
Loss from foreign currency transactions	24,667	68,204	41,865
Loss from foreign currency translation	127,190	133,181	78,570
Loss from valuation of CB	103,342	0	0
Change in fair value of derivative warrant liabilities	504,587	0	0
Total	$ 3,226,024	$ 1,120,831	$ 1,996,436